Aristotle High Yield Bond Fund
Schedule of Investments
December 31, 2025 (Unaudited)

CORPORATE BONDS - 82.1%	Par	Value
Communications - 6.4%
APLD ComputeCo LLC, 9.25%, 12/15/2030 (a)	$350,000	$343,586
CCO Holdings LLC / CCO Holdings Capital Corp.
5.38%, 06/01/2029 (a)	265,000	262,191
6.38%, 09/01/2029 (a)	240,000	243,420
4.75%, 03/01/2030 (a)	565,000	539,953
4.25%, 02/01/2031 (a)	850,000	781,537
4.25%, 01/15/2034 (a)	200,000	170,245
Connect Finco SARL / Connect US Finco LLC, 9.00%, 09/15/2029 (a)	350,000	371,696
EchoStar Corp., 10.75%, 11/30/2029	500,000	553,290
Flash Compute LLC, 7.25%, 12/31/2030 (a)	300,000	297,604
Level 3 Financing, Inc.
6.88%, 06/30/2033 (a)	600,000	614,459
7.00%, 03/31/2034 (a)	350,000	360,980
Univision Communications, Inc.
8.00%, 08/15/2028 (a)	475,000	492,309
8.50%, 07/31/2031 (a)	200,000	209,091
Vmed O2 UK Financing I PLC, 4.75%, 07/15/2031 (a)	270,000	249,480
Warnermedia Holdings, Inc., 5.05%, 03/15/2042	350,000	247,187
Windstream Services LLC / Windstream Escrow Finance Corp., 8.25%, 10/01/2031 (a)	600,000	630,426
WULF Compute LLC, 7.75%, 10/15/2030 (a)	200,000	206,202
		6,573,656

Consumer Discretionary - 17.5%
1011778 BC ULC / New Red Finance, Inc.
3.50%, 02/15/2029 (a)	315,000	305,460
6.13%, 06/15/2029 (a)	175,000	179,843
4.00%, 10/15/2030 (a)	400,000	381,414
Allied Universal Holdco LLC, 7.88%, 02/15/2031 (a)	575,000	606,322
Allied Universal Holdco LLC / Allied Universal Finance Corp., 6.88%, 06/15/2030 (a)	1,075,000	1,119,883
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033 (a)	400,000	441,853
Beacon Mobility Corp., 7.25%, 08/01/2030 (a)	625,000	654,051
Boyd Gaming Corp., 4.75%, 06/15/2031 (a)	562,000	549,483
Caesars Entertainment, Inc.
4.63%, 10/15/2029 (a)	175,000	167,981
6.50%, 02/15/2032 (a)	150,000	153,744
Carnival Corp.
5.13%, 05/01/2029 (a)	50,000	50,579
5.88%, 06/15/2031 (a)	725,000	749,406
5.75%, 08/01/2032 (a)	150,000	154,130
Clarios Global LP / Clarios US Finance Co.
6.75%, 02/15/2030 (a)	275,000	287,804
6.75%, 09/15/2032 (a)	75,000	77,819
CP Atlas Buyer, Inc., 9.75%, 07/15/2030 (a)	600,000	622,029
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.
4.63%, 01/15/2029 (a)	325,000	316,015
6.75%, 01/15/2030 (a)	230,000	218,845
First Student Bidco, Inc. / First Transit Parent, Inc., 4.00%, 07/31/2029 (a)	485,000	473,090
Ford Motor Co., 3.25%, 02/12/2032	250,000	220,398
Ford Motor Credit Co. LLC, 7.35%, 11/04/2027	200,000	208,894
Garda World Security Corp.
6.50%, 01/15/2031 (a)	400,000	409,549
8.25%, 08/01/2032 (a)	175,000	178,558
Grupo Aeromexico SAB de CV, 8.63%, 11/15/2031 (a)	325,000	332,615
Hilton Grand Vacations Borrower LLC / Hilton Grand Vacations Borrower, Inc., 6.63%, 01/15/2032 (a)	275,000	282,882
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029 (a)	3,870,000	2,797,127
Marriott Ownership Resorts, Inc., 6.50%, 10/01/2033 (a)	100,000	96,214
Motion Finco Sarl, 8.38%, 02/15/2032 (a)	250,000	224,724
NCL Corp. Ltd.
5.88%, 01/15/2031 (a)	750,000	747,586
6.25%, 09/15/2033 (a)	725,000	725,035
Newell Brands, Inc., 8.50%, 06/01/2028 (a)	650,000	682,401
PetSmart LLC / PetSmart Finance Corp., 7.50%, 09/15/2032 (a)	200,000	203,778
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/2030 (a)	350,000	357,420
SeaWorld Parks & Entertainment, Inc., 5.25%, 08/15/2029 (a)	225,000	219,323
Veritiv Operating Co., 10.50%, 11/30/2030 (a)	650,000	699,701
Viking Cruises Ltd.
7.00%, 02/15/2029 (a)	90,000	90,843
9.13%, 07/15/2031 (a)	425,000	455,343
5.88%, 10/15/2033 (a)	275,000	279,387
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029 (a)	50,000	50,250
Wand NewCo 3, Inc., 7.63%, 01/30/2032 (a)	534,275	565,706
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp.
7.13%, 02/15/2031 (a)	435,000	470,976
6.25%, 03/15/2033 (a)	100,000	102,310
		17,910,771

Consumer Staples - 4.7%
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP / Albertsons LLC
3.50%, 03/15/2029 (a)	750,000	721,266
5.50%, 03/31/2031 (a)	25,000	25,295
Chobani Holdco II LLC, 8.75% (or 9.50% PIK), 10/01/2029 (a)	413,689	442,605
Fiesta Purchaser, Inc.
7.88%, 03/01/2031 (a)	165,000	172,833
9.63%, 09/15/2032 (a)	500,000	525,258
Froneri Lux FinCo SARL, Senior Secured First Lien, 6.00%, 08/01/2032 (a)	500,000	507,262
Opal Bidco SAS, 6.50%, 03/31/2032 (a)	400,000	409,967
Post Holdings, Inc., 6.38%, 03/01/2033 (a)	575,000	581,313
Primo Water Holdings, Inc. / Triton Water Holdings, Inc.
6.25%, 04/01/2029 (a)	250,000	252,140
4.38%, 04/30/2029 (a)	275,000	267,872
Viking Baked Goods Acquisition Corp., 8.63%, 11/01/2031 (a)	850,000	854,855
		4,760,666

Energy - 12.3%
Antero Midstream Partners LP / Antero Midstream Finance Corp.
5.38%, 06/15/2029 (a)	835,000	835,552
6.63%, 02/01/2032 (a)	25,000	25,892
5.75%, 10/15/2033 (a)	100,000	100,657
5.75%, 07/01/2034 (a)	400,000	403,218
Archrock Partners LP / Archrock Partners Finance Corp., 6.63%, 09/01/2032 (a)	650,000	670,816
Ascent Resources Utica Holdings LLC / ARU Finance Corp., 6.63%, 07/15/2033 (a)	225,000	233,027
Civitas Resources, Inc., 9.63%, 06/15/2033 (a)	200,000	216,069
CQP Holdco LP / BIP-V Chinook Holdco LLC, 5.50%, 06/15/2031 (a)	315,000	311,843
Crescent Energy Finance LLC, 8.38%, 01/15/2034 (a)	450,000	447,277
Enerflex, Inc., 6.88%, 01/15/2031 (a)	675,000	690,486
Energy Transfer LP
7.13% to 10/01/2029 then 5 yr. CMT Rate + 2.83%, 10/01/2054	725,000	744,417
6.50% to 02/15/2031 then 5 yr. CMT Rate + 2.68%, 02/15/2056	950,000	947,279
Genesis Energy LP / Genesis Energy Finance Corp., 8.00%, 05/15/2033	500,000	519,414
Global Partners LP / GLP Finance Corp., 8.25%, 01/15/2032 (a)	400,000	422,922
Patterson-UTI Energy, Inc., 7.15%, 10/01/2033	225,000	240,949
Sunoco LP
7.88% to 09/18/2030 then 5 yr. CMT Rate + 4.23%, Perpetual (a)	375,000	385,515
5.63%, 03/15/2031 (a)	525,000	529,120
7.25%, 05/01/2032 (a)	500,000	528,998
5.88%, 03/15/2034 (a)	25,000	25,010
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.75%, 03/15/2034 (a)	200,000	200,117
Targa Resources Corp., 4.20%, 02/01/2033	1,000,000	957,769
Transocean International Ltd., 8.50%, 05/15/2031 (a)	250,000	247,798
Venture Global Calcasieu Pass LLC, 3.88%, 11/01/2033 (a)	250,000	214,515
Venture Global LNG, Inc.
9.00% to 09/30/2029 then 5 yr. CMT Rate + 5.44%, Perpetual (a)	550,000	434,753
9.88%, 02/01/2032 (a)	1,135,000	1,173,247
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035 (a)	125,000	136,936
6.75%, 01/15/2036 (a)	300,000	307,428
WBI Operating LLC
6.25%, 10/15/2030 (a)	250,000	251,678
6.50%, 10/15/2033 (a)	300,000	299,024
		12,501,726

Financials - 14.4%
Acrisure LLC / Acrisure Finance, Inc.
7.50%, 11/06/2030 (a)	1,075,000	1,123,878
6.75%, 07/01/2032 (a)	225,000	232,771
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
6.75%, 04/15/2028 (a)	500,000	510,815
6.50%, 10/01/2031 (a)	1,075,000	1,109,332
7.38%, 10/01/2032 (a)	275,000	285,483
Ardonagh Finco Ltd., 7.75%, 02/15/2031 (a)	450,000	472,084
Ardonagh Group Finance Ltd., 8.88%, 02/15/2032 (a)	1,125,000	1,173,797
Asurion LLC and Asurion Co.-Issuer, Inc., 8.00%, 12/31/2032 (a)	250,000	259,532
Banco Mercantil del Norte SA/Grand Cayman, 6.63% to 01/24/2032 then 10 yr. CMT Rate + 5.03%, Perpetual (a)	300,000	294,709
Barclays PLC
9.63% to 06/15/2030 then USISSO05 + 5.78%, Perpetual	200,000	227,402
7.63% to 09/15/2035 then USISSO05 + 3.69%, Perpetual	625,000	669,439
Burford Capital Global Finance LLC, 7.50%, 07/15/2033 (a)	1,000,000	955,511
Howden UK Refinance PLC / Howden UK Refinance 2 PLC / Howden US Refinance LLC, 8.13%, 02/15/2032 (a)	925,000	955,629
Iron Mountain Information Management Services, Inc., 5.00%, 07/15/2032 (a)	125,000	119,407
Iron Mountain, Inc.
4.88%, 09/15/2029 (a)	405,000	399,840
4.50%, 02/15/2031 (a)	75,000	71,548
Jane Street Group / JSG Finance, Inc., 6.75%, 05/01/2033 (a)	1,300,000	1,357,793
Kilroy Realty LP, 5.88%, 10/15/2035	750,000	753,809
Panther Escrow Issuer LLC, 7.13%, 06/01/2031 (a)	1,500,000	1,555,317
Rocket Cos., Inc.
6.13%, 08/01/2030 (a)	325,000	336,133
6.38%, 08/01/2033 (a)	350,000	365,354
Ryan Specialty LLC, 5.88%, 08/01/2032 (a)	400,000	408,963
Shift4 Payments LLC / Shift4 Payments Finance Sub, Inc., 6.75%, 08/15/2032 (a)	500,000	516,543
UBS Group AG, 7.13% to 02/10/2035 then USISSO05 + 3.18%, Perpetual (a)	500,000	512,675
		14,667,764

Health Care - 2.5%
Centene Corp., 2.50%, 03/01/2031	325,000	280,844
Charles River Laboratories International, Inc., 4.00%, 03/15/2031 (a)	350,000	332,934
CHS/Community Health Systems, Inc.
4.75%, 02/15/2031 (a)	180,000	160,481
10.88%, 01/15/2032 (a)	180,000	196,684
Medline Borrower LP
3.88%, 04/01/2029 (a)	750,000	732,753
6.25%, 04/01/2029 (a)	25,000	25,875
5.25%, 10/01/2029 (a)	400,000	402,398
Tenet Healthcare Corp.
4.63%, 06/15/2028	75,000	75,418
4.25%, 06/01/2029	125,000	123,242
4.38%, 01/15/2030	265,000	260,231
		2,590,860

Industrials - 11.3%
Albion Financing 1 SARL / Aggreko Holdings, Inc., 7.00%, 05/21/2030 (a)	350,000	366,714
BWX Technologies, Inc., 4.13%, 04/15/2029 (a)	785,000	765,568
Chart Industries, Inc.
7.50%, 01/01/2030 (a)	400,000	417,398
9.50%, 01/01/2031 (a)	600,000	637,283
EMRLD Borrower LP / Emerald Co.-Issuer, Inc., 6.63%, 12/15/2030 (a)	510,000	531,809
EquipmentShare.com, Inc.
9.00%, 05/15/2028 (a)	600,000	624,259
8.63%, 05/15/2032 (a)	250,000	264,380
GFL Environmental, Inc., 4.38%, 08/15/2029 (a)	1,200,000	1,180,887
Goat Holdco LLC, 6.75%, 02/01/2032 (a)	525,000	539,626
Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC, 9.00%, 02/15/2029 (a)	550,000	577,489
Luna 1.5 Sarl, 12.00% (or 12.75% PIK), 07/01/2032 (a)	650,000	682,886
Oregon Tool Lux LP, 7.88%, 10/15/2029 (a)	642,447	324,436
Regal Rexnord Corp., 6.40%, 04/15/2033	875,000	941,665
SPX FLOW, Inc., 8.75%, 04/01/2030 (a)	1,000,000	1,036,177
TK Elevator US Newco, Inc., 5.25%, 07/15/2027 (a)	435,000	435,370
TransDigm, Inc.
6.75%, 08/15/2028 (a)	325,000	331,131
6.38%, 03/01/2029 (a)	525,000	542,072
6.88%, 12/15/2030 (a)	175,000	183,230
6.63%, 03/01/2032 (a)	100,000	104,167
6.00%, 01/15/2033 (a)	350,000	358,498
6.38%, 05/31/2033 (a)	675,000	693,095
		11,538,140

Materials - 4.4%
Calderys Financing II LLC, 11.75% (or 12.50% PIK), 06/01/2028 (a)	743,750	774,430
Iris Holding, Inc., 10.00%, 12/15/2028 (a)	295,000	267,406
LABL, Inc., 8.63%, 10/01/2031 (a)	475,000	253,086
Magnera Corp., 7.25%, 11/15/2031 (a)	475,000	466,785
Mativ Holdings, Inc., 8.00%, 10/01/2029 (a)	250,000	252,819
Novelis Corp.
4.75%, 01/30/2030 (a)	85,000	82,169
3.88%, 08/15/2031 (a)	325,000	296,498
Olympus Water US Holding Corp.
7.25%, 06/15/2031 (a)	425,000	436,608
7.25%, 02/15/2033 (a)	200,000	201,170
Solstice Advanced Materials, Inc., Senior Secured First Lien, 5.63%, 09/30/2033 (a)	125,000	126,177
Standard Building Solutions, Inc., 6.50%, 08/15/2032 (a)	325,000	334,830
Standard Industries, Inc./NY, 4.38%, 07/15/2030 (a)	145,000	139,981
Trivium Packaging Finance BV
8.25%, 07/15/2030 (a)	180,000	193,095
12.25%, 01/15/2031 (a)	325,000	352,916
WR Grace Holdings LLC, 6.63%, 08/15/2032 (a)	325,000	329,384
		4,507,354

Technology - 5.9%
Amentum Holdings, Inc., 7.25%, 08/01/2032 (a)	500,000	527,340
Central Parent, Inc. / CDK Global, Inc., 7.25%, 06/15/2029 (a)	375,000	318,317
CommScope LLC, 9.50%, 12/15/2031 (a)(b)	485,000	490,287
CoreWeave, Inc.
9.25%, 06/01/2030 (a)	250,000	232,702
9.00%, 02/01/2031 (a)	275,000	252,387
Ellucian Holdings, Inc., 6.50%, 12/01/2029 (a)	725,000	741,059
Kioxia Holdings Corp.
6.25%, 07/24/2030 (a)	200,000	205,947
6.63%, 07/24/2033 (a)	200,000	208,155
Open Text Corp., 6.90%, 12/01/2027 (a)	350,000	364,375
Open Text Holdings, Inc., 4.13%, 12/01/2031 (a)	440,000	411,056
Oracle Corp.
5.20%, 09/26/2035	600,000	575,064
5.95%, 09/26/2055	200,000	177,331
Rackspace Finance LLC, 3.50%, 05/15/2028 (a)	185,500	68,635
UKG, Inc., 6.88%, 02/01/2031 (a)	1,375,000	1,414,590
		5,987,245

Utilities - 2.7%
NRG Energy, Inc.
3.63%, 02/15/2031 (a)	450,000	420,774
5.75%, 01/15/2034 (a)	75,000	75,802
6.25%, 11/01/2034 (a)	300,000	308,386
6.00%, 01/15/2036 (a)	475,000	481,540
Talen Energy Supply LLC
6.25%, 02/01/2034 (a)	225,000	229,586
6.50%, 02/01/2036 (a)	75,000	77,604
TransAlta Corp., 5.88%, 02/01/2034	300,000	302,247
Vistra Corp., 8.00% to 10/15/2026 then 5 yr. CMT Rate + 6.93%, Perpetual (a)	675,000	694,583
Vistra Operations Co. LLC, 7.75%, 10/15/2031 (a)	100,000	105,965
XPLR Infrastructure Operating Partners LP, 7.75%, 04/15/2034 (a)	100,000	101,707
		2,798,194
TOTAL CORPORATE BONDS (Cost $83,190,142)		83,836,376

BANK LOANS - 6.6%	Par	Value
Industrials - 5.1%
Engineered Machinery Holdings, Inc., Senior Secured Second Lien, 10.20% (3 mo. SOFR US + 6.00%), 05/21/2029	1,000,000	1,007,500
Gloves Buyer, Inc., Senior Secured First Lien, 7.72% (1 mo. SOFR US + 4.00%), 05/24/2032	400,000	398,750
Icebox Holdco III, Inc., Senior Secured Second Lien, 10.17% (3 mo. SOFR US + 6.50%), 12/24/2029	500,000	509,168
Indicor LLC, Senior Secured First Lien, 6.42% (3 mo. SOFR US + 2.75%), 11/23/2029	487,612	491,116
Lsf12 Crown US Commercial Bidco LLC, Senior Secured First Lien, 7.37% (1 mo. SOFR US + 3.50%), 12/02/2031	777,221	783,050
Merlin Buyer, Inc., Senior Secured First Lien, 7.67% (3 mo. SOFR US + 4.00%), 12/14/2028	498,705	504,083
Oregon Tool Lux LP, Senior Secured Second Lien, 8.40% (3 mo. SOFR US + 4.00%), 10/15/2029	854,744	617,125
STS Operating, Inc., Senior Secured First Lien, 7.82% (1 mo. SOFR US + 4.00%), 03/25/2031	394,593	394,987
TK Elevator US Newco, Inc., Senior Secured First Lien, 6.95% (6 mo. SOFR US + 2.75%), 04/30/2030	491,315	494,929
		5,200,708

Materials - 0.5%
Iris Holding, Inc., Senior Secured First Lien
8.69% (3 mo. SOFR US + 4.75%), 06/28/2028	278,600	270,940
8.79% (3 mo. SOFR US + 4.75%), 06/28/2028	260,491	253,329
		524,269

Technology - 1.0%
Ellucian Holdings, Inc., Senior Secured Second Lien, 8.47% (1 mo. SOFR US + 4.75%), 11/22/2032	500,000	505,313
Epicor Software Corp., Senior Secured First Lien, 6.42% (1 mo. Term SOFR + 2.75%), 05/30/2031	493,750	495,922
		1,001,235
TOTAL BANK LOANS (Cost $6,705,785)		6,726,212

COLLATERALIZED LOAN OBLIGATIONS - 3.5%	Par	Value
Aimco CDO, Series 2019-10A, Class ERR, 9.51% (3 mo. Term SOFR + 5.65%), 07/22/2037 (a)	250,000	252,714
Clover CLO, Series 2018-1A, Class ERR, 10.28% (3 mo. Term SOFR + 6.40%), 04/20/2037 (a)	250,000	249,818
Eaton Vance Management, Series 2020-1A, Class ERR, 10.15% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	500,000	491,900
OHA Credit Partners Ltd., Series 2012-7A, Class ER4, 8.39% (3 mo. Term SOFR + 4.50%), 02/20/2038 (a)	500,000	498,215
OHA Loan Funding Ltd., Series 2016-1A, Class ER2, 9.58% (3 mo. Term SOFR + 5.70%), 07/20/2037 (a)	1,000,000	1,010,867
RR Ltd./Cayman Islands, Series 2024-30A, Class D, 9.65% (3 mo. Term SOFR + 5.75%), 07/15/2036 (a)	500,000	506,335
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.52% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	500,000	500,356
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $3,501,574)		3,510,205

EXCHANGE TRADED FUNDS - 1.5%	Shares	Value
iShares iBoxx $ High Yield Corporate Bond ETF (b)	9,411	758,809
State Street SPDR Bloomberg High Yield Bond ETF	7,817	759,890
TOTAL EXCHANGE TRADED FUNDS (Cost $1,509,556)		1,518,699

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.2%	Shares	Value
Money Market Funds - 1.2%
GS Financial Square Government Fund - Institutional Class, 3.67% (c)	1,242,405	1,242,405
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,242,405)		1,242,405

TOTAL INVESTMENTS - 94.9% (Cost $96,149,462)		96,833,897
Money Market Deposit Account - 4.7% (d)		4,788,211
Other Assets in Excess of Liabilities - 0.4%		464,216
TOTAL NET ASSETS - 100.0%		$102,086,324

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

CMT - Constant Maturity Treasury
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
USISSO05- 5 Year US Dollar SOFR Swap Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of December 31, 2025, the value of these securities total $78,320,292 or 76.7% of the Fund’s net assets.

(b)	All or a portion of this security is on loan as of December 31, 2025. The fair value of these securities was $1,216,457.
(c)	The rate shown represents the 7-day annualized yield as of December 31, 2025.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of December 31, 2025 was 3.45%.

Summary of Fair Value Disclosure as of December 31, 2025 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of December 31, 2025, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds	$–	$83,836,376	$–	$83,836,376
Bank Loans	–	6,726,212	–	6,726,212
Collateralized Loan Obligations	–	3,510,205	–	3,510,205
Exchange Traded Funds	1,518,699	–	–	1,518,699
Investments Purchased with Proceeds from Securities Lending	1,242,405	–	–	1,242,405
Total Investments	$2,761,104	$94,072,793	$–	$96,833,897

Refer to the Schedule of Investments for further disaggregation of investment categories.